UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07707

AB GLOBAL REAL ESTATE INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2016

Date of reporting period: August 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Real Estate Investment Fund

Portfolio of Investments

August 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.6%
Equity: Other - 31.0%
Diversified/Specialty - 23.6%
Alexandria Real Estate Equities, Inc.	19,140	$2,107,123
Armada Hoffler Properties, Inc.	97,410	1,342,310
Buzzi Unicem SpA (a)	41,190	876,456
CBRE Group, Inc.-Class A (b)	32,060	958,273
Cheung Kong Property Holdings Ltd.	616,500	4,321,944
East Japan Railway Co.	10,000	858,759
Four Corners Property Trust, Inc.	46,690	966,950
Fukuoka REIT Corp.	442	795,263
GPT Group (The)	420,250	1,680,956
ICADE	16,430	1,270,304
IMMOFINANZ AG (b)	390,100	891,652
Kaisa Group Holdings Ltd. (a)(b)(c)(d)	1,770,000	321,712
Kennedy Wilson Europe Real Estate PLC	132,019	1,670,052
LendLease Group	149,230	1,546,376
Mapletree Commercial Trust	533,100	610,397
Merlin Properties Socimi SA	161,545	1,878,604
Mitsubishi Estate Co., Ltd.	61,000	1,155,650
Mitsui Fudosan Co., Ltd.	137,000	2,958,338
New World Development Co., Ltd.	1,711,402	2,140,087
Premier Investment Corp.	784	1,063,505
Sino Land Co., Ltd.	826,000	1,411,710
Spirit Realty Capital, Inc.	32,700	433,275
STORE Capital Corp.	70,090	2,076,767
Sumitomo Realty & Development Co., Ltd.	57,000	1,507,550
Sun Hung Kai Properties Ltd.	103,342	1,451,777
TLG Immobilien AG	24,888	562,701
UOL Group Ltd.	341,548	1,391,658
Wharf Holdings Ltd. (The)	207,000	1,458,840

		39,708,989

Health Care - 5.2%
Assura PLC	547,320	420,447
Care Capital Properties, Inc.	57,490	1,724,125
HCP, Inc.	20,500	806,265
LTC Properties, Inc.	20,030	1,039,958
Ventas, Inc.	57,410	4,171,985
Welltower, Inc.	8,550	656,212

		8,818,992

Triple Net - 2.2%
National Retail Properties, Inc.	57,140	2,862,714
Realty Income Corp.	11,990	788,103

		3,650,817

		52,178,798

Residential - 20.5%
Multi-Family - 13.6%
Apartment Investment & Management Co.-Class A	42,730	1,930,541
AvalonBay Communities, Inc.	28,150	4,926,532
China Overseas Land & Investment Ltd.	534,000	1,758,774
CIFI Holdings Group Co., Ltd.	2,212,000	691,370
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	674,650	663,717
Independence Realty Trust, Inc.	89,060	841,617

Company	Shares	U.S. $ Value
Japan Rental Housing Investments, Inc.	1,055	$837,037
Kenedix Residential Investment Corp.	297	819,290
Killam Apartment Real Estate Investment Trust	96,410	909,404
Mid-America Apartment Communities, Inc. (a)	21,360	2,007,626
Mirvac Group	918,050	1,597,828
Sun Communities, Inc.	29,743	2,275,934
UNITE Group PLC (The)	171,591	1,412,142
Vonovia SE	55,166	2,143,410

		22,815,222

Self Storage - 4.9%
Big Yellow Group PLC	108,630	1,080,282
Extra Space Storage, Inc.	41,020	3,304,161
National Storage Affiliates Trust	132,400	2,689,044
Public Storage	5,522	1,236,597

		8,310,084

Single Family - 0.8%
Colony Starwood Homes (a)	45,060	1,396,860

Student Housing - 1.2%
Education Realty Trust, Inc.	44,270	2,005,874

		34,528,040

Retail - 19.7%
Regional Mall - 7.6%
General Growth Properties, Inc.	27,960	814,754
Simon Property Group, Inc.	44,838	9,661,244
Taubman Centers, Inc.	29,920	2,323,887

		12,799,885

Shopping Center/Other Retail - 12.1%
Aeon Mall Co., Ltd.	62,500	880,961
Brixmor Property Group, Inc.	12,250	349,860
Federal Realty Investment Trust	18,990	3,019,410
Fibra Shop Portafolios Inmobiliarios SAPI de CV	703,774	628,682
Frontier Real Estate Investment Corp.	194	948,790
Kite Realty Group Trust	85,810	2,478,193
Klepierre	44,273	2,079,191
Link REIT	375,761	2,729,499
Mercialys SA	63,490	1,478,585
Parque Arauco SA	233,762	530,235
Ramco-Gershenson Properties Trust	93,589	1,818,434
Retail Opportunity Investments Corp.	48,375	1,079,246
Scentre Group	642,013	2,395,147

		20,416,233

		33,216,118

Office - 15.1%
Office - 15.1%
Allied Properties Real Estate Investment Trust	39,482	1,108,832
alstria office REIT-AG (b)	165,474	2,307,696
Boston Properties, Inc.	28,860	4,044,152
Brandywine Realty Trust	144,330	2,328,043
CA Immobilien Anlagen AG (b)	49,920	947,446
CapitaLand Commercial Trust	1,517,500	1,719,312
Daiwa Office Investment Corp.	143	855,907

Company	Shares	U.S. $ Value
Dream Office Real Estate Investment Trust	70,681	$865,592
Empire State Realty Trust, Inc.-Class A	90,860	1,950,764
Equity Commonwealth (b)	44,690	1,398,350
Highwoods Properties, Inc.	34,750	1,843,140
Inmobiliaria Colonial SA	196,443	1,456,978
Investa Office Fund	310,621	1,063,286
Kenedix Office Investment Corp.-Class A	195	1,176,545
MCUBS MidCity Investment Corp.	232	781,714
Workspace Group PLC	169,550	1,528,403

		25,376,160

Industrials - 9.0%
Industrial Warehouse Distribution - 5.5%
DCT Industrial Trust, Inc.	27,890	1,358,522
GLP J-Reit	714	885,769
Granite Real Estate Investment Trust	28,920	923,994
Macquarie Mexico Real Estate Management SA de CV (b)	357,520	463,091
Pure Industrial Real Estate Trust (a)	211,780	888,203
Rexford Industrial Realty, Inc.	106,920	2,387,524
Segro PLC	229,360	1,365,256
Warehouses De Pauw CVA	9,464	927,414

		9,199,773

Mixed Office Industrial - 3.5%
Axiare Patrimonio SOCIMI SA	64,810	835,088
Goodman Group	324,080	1,845,313
Gramercy Property Trust	221,314	2,142,319
Kungsleden AB	145,830	1,128,198

		5,950,918

		15,150,691

Lodging - 2.3%
Lodging - 2.3%
Chesapeake Lodging Trust	35,880	914,222
Pebblebrook Hotel Trust	39,320	1,181,173
Summit Hotel Properties, Inc.	70,210	1,004,003
Wyndham Worldwide Corp.	10,290	728,429

		3,827,827

Mortgage - 1.5%
Mortgage - 1.5%
Blackstone Mortgage Trust, Inc.-Class A	30,340	904,739
Concentradora Hipotecaria SAPI de CV	552,880	787,869
First American Financial Corp.	20,200	870,418

		2,563,026

Real Estate - 0.5%
Developers - 0.5%
Transurban Group	95,010	817,372

Total Common Stocks (cost $146,318,342)		167,658,032

		Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.4%
Time Deposits - 0.3%
Bank of Montreal, London
0.05%, 9/01/16	CAD	28	$21,508
BBH, Grand Cayman
(1.45)%, 9/01/16	CHF	13	12,820
(1.115)%, 9/01/16	SEK	138	16,079
(0.54)%, 9/01/16	EUR	8	9,176
0.01%, 9/01/16	SGD	18	12,909
0.084%, 9/01/16	NOK	102	12,278
BNP Paribas, Paris
0.005%, 9/01/16	HKD	197	25,378
0.05%, 9/01/16	GBP	39	51,220
National Australia Bank, London
0.439%, 9/01/16	AUD	109	81,784
Sumitomo, Tokyo
(0.39)%, 9/01/16	JPY	16,041	155,088

Total Time Deposits (cost $401,573)			398,240

		Shares
Investment Companies - 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.24% (e)(f) (cost $170,283)		170,283	170,283

Total Short-Term Investments (cost $571,856)			568,523

Total Investments Before Security Lending Collateral for Securities Loaned - 100.0% (cost $146,890,198)			168,226,555

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.7%
Investment Companies - 2.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.24% (e)(f) (cost $4,565,089)		4,565,089	4,565,089

Total Investments - 102.7% (cost $151,455,287) (g)			172,791,644
Other assets less liabilities - (2.7)%			(4,478,488)

Net Assets - 100.0%			$168,313,156

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	106,231	USD	1,018	9/20/16	$(9,987)
Credit Suisse International	EUR	1,545	USD	1,731	9/20/16	6,708
Credit Suisse International	USD	1,442	NZD	1,982	9/20/16	(4,613)
HSBC Bank USA	CAD	1,269	USD	969	9/20/16	1,157

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	1,062	SEK	8,629	9/20/16	$(53,210)
Royal Bank of Scotland PLC	AUD	791	USD	586	9/20/16	(8,467)
Royal Bank of Scotland PLC	CAD	761	USD	597	9/20/16	16,275
Royal Bank of Scotland PLC	EUR	1,671	USD	1,896	9/20/16	31,083
Royal Bank of Scotland PLC	MXN	26,087	USD	1,415	9/20/16	30,501
Royal Bank of Scotland PLC	SGD	1,457	USD	1,076	9/20/16	6,965
Royal Bank of Scotland PLC	USD	1,464	CHF	1,406	9/20/16	(33,296)
Societe Generale	USD	2,893	JPY	317,502	9/20/16	178,462
Standard Chartered Bank	CNY	11,442	USD	1,732	9/20/16	21,624

						$183,202

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of August 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $25,131,516 and gross unrealized depreciation of investments was $(3,795,159), resulting in net unrealized appreciation of $21,336,357.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

J-REIT	-	Japanese Real Estate Investment Trust
REIT	-	Real Estate Investment Trust

Country Breakdown*

August 31, 2016 (unaudited)

51.8%	United States
9.2%	Japan
8.0%	Hong Kong
6.5%	Australia
4.4%	United Kingdom
3.0%	Germany
2.9%	France
2.8%	Canada
2.5%	Spain
2.2%	Singapore
1.7%	China
1.1%	Mexico
1.1%	Austria
2.5%	Other
0.3%	Short-Term

100.0%	Total Investments

*	All data are as of August 31, 2016. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: Belgium, Chile, Italy, Sweden and Turkey.

AB Global Real Estate Investment Fund

August 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2016:

Investments in Securities	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks:
Equity: Other	$20,964,904		$30,892,182		$321,712		$52,178,798
Residential	23,524,190		11,003,850		–0	–	34,528,040
Retail	22,703,945		10,512,173		–0	–	33,216,118
Office	13,538,873		11,837,287		–0	–	25,376,160
Industrials	8,163,653		6,987,038		–0	–	15,150,691
Lodging	3,827,827		–0	–	–0	–	3,827,827
Mortgage	2,563,026		–0	–	–0	–	2,563,026
Real Estate	–0	–	817,372		–0	–	817,372
Short-Term Investments:
Time Deposits	–0	–	398,240		–0	–	398,240
Investment Companies	170,283		–0	–	–0	–	170,283
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,565,089		–0	–	–0	–	4,565,089

Total Investments in Securities	100,021,790		72,448,142	+	321,712		172,791,644
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	–0	–	292,775		–0	–	292,775
Liabilities
Forward Currency Exchange Contracts	–0	–	(109,573)		–0	–	(109,573)

Total^	$100,021,790		$72,631,344		$321,712		$172,974,846

+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	An amount of $2,763,736 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. There were no transfers from Level 2 to Level 1 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Equity: Other		Total
Balance as of 11/30/15	$267,094		$267,094
Accrued discounts/(premiums)	–0	–	–0	–
Realized gain (loss)	–0	–	–0	–
Change in unrealized appreciation/depreciation	54,618		54,618
Purchases	–0	–	–0	–
Sales	–0	–	–0	–
Transfers into Level 3	–0	–	–0	–
Transfers out of Level 3	–0	–	–0	–

Balance as of 8/31/16	$321,712		$321,712	+

Net change in unrealized appreciation/depreciation from investments held as of 8/31/16	$54,618		$54,618

+	There were no transfers into or out of Level 3 during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government Money Market Portfolio for the nine months ended June 30, 2016 is as follows:

Market Value November 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value August 31, 2016 (000)	Dividend Income (000)
$781	$49,098	$49,709	$170	$4

A summary of the Fund’s investments of cash collateral for securities loaned transactions is as follows:

AB Fixed-Income Shares, Inc. - Government Money Market Portfolio

Market Value November 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value June 20, 2016 (000)	Dividend Income (000)
$1,434	$18,962	$17,044	$3,352	$4

AB Exchange Reserves

Market Value June 21, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value August 31, 2016 (000)	Dividend Income (000)
$3,352	$7,277	$6,064	$4,565	$1

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Real Estate Investment Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 25, 2016